ALLIANCE GROWTH AND INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

June 28, 1999

Dear Shareholder:

This semi-annual report provides you with an update of the performance and market activity of Alliance Growth & Income Fund (the "Fund") for the period ended April 30, 1999.

INVESTMENT RESULTS
As a result of its strong selection of value stocks, the Fund performed strongly over the six-month period ended April 30, 1999, posting returns of 23.08% at net asset value (NAV). The Fund's performance over this period surpassed that of its benchmark, the Standard & Poor's 500 Stock Index ("S&P 500"), which returned only 22.31%. Additionally, the Fund outperformed its peer group benchmark, the Lipper Growth & Income Funds Average, which returned 18.39% over the same six-month reporting period.

During the 12-month period ended April 30, 1999, however, the Fund's performance lagged that of the S&P 500. Whereas the Fund's Class A shares returned 18.32%, the S&P 500 returned 21.83% for the 12-month period under review. The Fund's underperformance over this review period occurred primarily because of the strong performance of growth stocks, which make up a large percentage of the S&P 500, and the weaker performance of value stocks, which make up the majority of the Fund. Nevertheless, the Fund still performed very well against its value-driven peer group. Its peer group benchmark, the Lipper Growth & Income Funds Average, returned only 10.73% during the 12-month period under review.


INVESTMENT RESULTS*
Periods ended April 30, 1999
                                              TOTAL RETURNS
                                         6 MONTHS      12 MONTHS
                                        ----------    -----------
ALLIANCE GROWTH & INCOME FUND
  Class A                                 23.08%         18.32%
  Class B                                 22.56%         17.35%
  Class C                                 22.56%         17.35%

S&P 500 STOCK INDEX                       22.31%         21.83%

LIPPER GROWTH & INCOME FUNDS AVERAGE      18.39%         10.73%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER GROWTH & INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 869 FUNDS FOR THE SIX-MONTH PERIOD AND 815 FUNDS FOR THE 12-MONTH PERIOD ENDED APRIL 30, 1999. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH & INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF SOME FUNDS INCLUDED IN THE AVERAGE MAY VARY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET REVIEW
The past year has been characterized by extremes in the investment performance of two groups of stocks: growth stocks and value stocks. Value stocks, where price tends to be low in relation to earnings or book value, have experienced some of the worst relative appreciation in their modern history. This contrasted to the behavior of growth stocks, for which current favorable business conditions have fostered a higher price-to-earnings (P/E) ratio.

In the S&P 500, the last five calendar quarters have been marked by a well-defined division between the performance of these two groups of stocks. The growth stock


1


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

half of the S&P 500 returned 52% to investors over the past five calendar quarters, while, at the same time, the value half returned only 18%. The total difference in these two returns was thus a significant 34% in favor of the S&P 500's growth stocks. As your Fund retains a bias toward value stocks, its twelve-month results clearly could not keep pace with the performance of the broader S&P 500 benchmark.

During the month of April, however, a pronounced rotation into the value arena began to take place. While growth stocks were essentially flat for the month, the value half of the S&P 500 became very active. Returns for the value half of the S&P 500 for April 1999 went up nearly 9%. This brought the six-month performance of growth and value stocks to a roughly equal position, allowing your Fund to outperform the broad market (as represented by the S&P 500) on the basis of its strong value stock selection.

INVESTMENT DISCUSSION
The hostile value stock environment of the late 1990s can be better understood by recognizing that value stocks tend to exhibit more business risk than growth stocks. The value universe includes companies such as financial firms, energy corporations, commodity producers, and industrial manufacturers. These types of companies are generally subject to greater exposure to economic and credit cycles than are companies in the growth stock universe. Companies in the growth stock universe tend to have less economic exposure and greater secular stability. As a result, value stocks are cheap because investors discount business risk in the stock price.

During 1998, we witnessed a series of financial and political crises that caused many investors to reduce their tolerance for risk in their portfolios. These events engendered a flight to safety by these investors, creating an imbalance in the market between growth and value stock purchases. As a result, growth stocks--with their lower risk profiles--were bid up to unsustainable levels, often with funds that were repatriated from these investors' value investments. But we maintain that the panic contained the seeds of its own remedy. The deep recessions in the emerging markets removed capacity from their economies, allowing commodity prices to firm. At the same time, central banks around the globe began to stimulate their monetary systems. The result, in our view, has been a renewal of global growth and a return of confidence to the marketplace. We believe that these factors, combined with the overvaluation of growth stocks, have precipitated the current reversal in the market towards value stocks. We anticipate that value stocks will continue their good performance as long as global economic conditions continue to improve.

INVESTMENT OUTLOOK
Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and P/E ratio, a fully invested posture, and a high degree of sector and industry diversification. We continue to seek the stocks of companies with reasonable valuation combined with growth potential. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your continued interest and investment in Alliance Growth & Income Fund. We look forward to reporting to you on market activity and the Fund's investment results in the future.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Alliance Growth & Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds, and preferred stocks.



INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1999
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      18.32%         13.28%
Five Years                    23.91%         22.86%
Ten Years                     16.41%         15.92%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.35%         13.35%
Five Years                    22.96%         22.96%
Since Inception* (a)          16.48%         16.48%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      17.35%         16.35%
Five Years                    22.95%         22.95%
Since Inception*              19.55%         19.55%


SEC AVERAGE ANNUAL TOTAL RETURNS AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1999)
                            CLASS A        CLASS B        CLASS C
                          ------------   ------------   ------------
1 Year                         6.70%          6.82%          9.80%
5 Years                       21.47%         21.63%         21.62%
10 Years                      15.57%           N/A            N/A
Since Inception*              11.06%         15.73%         18.57%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 7/1/32, Class A; 2/8/91, Class B; 5/3/93, Class C.

N/A: not applicable

(a)  Assumes conversion of Class B shares into Class A shares after 8 years.


3


TEN LARGEST HOLDINGS
APRIL 30, 1999 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                                                  PERCENT OF
COMPANY                                            VALUE          NET ASSETS
-------------------------------------------------------------------------------
Household International, Inc.                  $ 110,687,500          3.9%
Bristol-Myers Squibb Co.                         105,259,500          3.7
Citigroup, Inc.                                  102,151,875          3.6
USX-Marathon Group                                88,437,500          3.1
BankAmerica Corp.                                 81,360,000          2.8
Tenet Healthcare Corp.                            79,760,362          2.8
Tyco International, Ltd.                          69,062,500          2.4
AT&T Corp.                                        68,272,111          2.4
Saks, Inc.                                        59,272,219          2.1
Electronic Data Systems Corp.                     59,141,125          2.1
                                               $ 823,404,692         28.9%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
_______________________________________________________________________________

                                                            SHARES
-------------------------------------------------------------------------------
                                                                 HOLDINGS
PURCHASES                                            BOUGHT       4/30/99
-------------------------------------------------------------------------------
Computer Sciences Corp.                              462,000      462,000
Electronic Data Systems Corp.                        660,000    1,100,300
Household International, Inc.                      1,426,000    2,200,000
Newell Rubbermaid, Inc.                              540,000      540,000
Pepsi Bottling Group, Inc.                         1,120,000    1,120,000
Procter & Gamble Co.                                 550,000      550,000
Republic Services, Inc. Cl.A                       1,656,000    1,656,000
Saks, Inc.                                         2,093,500    2,093,500
Tenet Healthcare Corp.                             2,160,000    3,376,100
Wells Fargo Co.                                      636,000      636,000

                                                                 HOLDINGS
SALES                                                 SOLD        4/30/99
-------------------------------------------------------------------------------
Avon Products, Inc.                                  670,000      290,000
Campbell Soup Co.                                  1,372,500           -0-
Chase Manhattan Corp.                                700,000      611,000
Coca-Cola Co.                                        325,000           -0-
Colgate-Palmolive Co.                                265,000           -0-
Dayton Hudson Corp.                                  316,000      608,000
General Dynamics Corp.                               499,000           -0-
Gillette Co.                                         480,000           -0-
MCI WorldCom, Inc.                                   275,000      451,950
United Technologies Corp.                            168,000      374,100


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-95.5%
FINANCE-19.4%
BANKING - MONEY CENTER-1.8%
Chase Manhattan Corp.                           611,000  $    50,560,250

BANKING - REGIONAL-4.5%
Bank One Corp.                                  320,000       18,880,000
BankAmerica Corp.                             1,130,000       81,360,000
Wells Fargo Co.                                 636,000       27,467,250
                                                             ------------
                                                             127,707,250

INSURANCE-5.2%
Citigroup, Inc.                               1,357,500      102,151,875
PMI Group, Inc.                                 352,547       19,676,529
The Hartford Financial
  Services Group, Inc.                          220,000       12,966,250
Travelers Property Casualty
  Corp. C1.A                                    391,900       13,520,550
                                                             ------------
                                                             148,315,204

REAL ESTATE-2.1%
Avalonbay Communities,
  Inc.                                          299,957       10,498,495
Crescent Real Estate
Equities Co.                                    168,700        3,774,663
Equity Office Properties
  Trust                                         607,700       16,749,731
MeriStar Hospitality Corp.                      600,000       13,800,000
ProLogis Trust                                  400,000        8,400,000
Public Storage, Inc.                            205,600        5,731,100
Regency Realty Corp..                            19,200          415,200
                                                             ------------
                                                              59,369,189

MISCELLANEOUS-5.8%
Associates First Capital
  Corp. C1.A                                    230,000       10,191,875
The CIT Group, Inc. C1.A                        520,100       16,903,250
Household International,
  Inc.                                        2,200,000      110,687,500
MBNA Corp.                                      765,000       21,563,438
Newcourt Credit Group,
  Inc. (a) (Canada)                             212,600        6,005,950
                                                             ------------
                                                             165,352,013
                                                             ------------
                                                             551,303,906

CONSUMER SERVICES-15.4%
AIRLINES-1.2%
Delta Air Lines, Inc.                           558,000       35,398,125

BROADCASTING & CABLE-2.2%
Belo A.H. Corp. Series A                        988,700       21,380,638
Chancellor Media
  Corp. (a)                                     272,000       14,917,500
MediaOne Group, Inc.                            320,000       25,640,000
                                                             ------------
                                                              61,938,138

ENTERTAINMENT & LEISURE-3.6%
Carnival Corp.                                  500,000       20,625,000
CSC Holdings, Inc. 8.5%
Series I cummulative
  convertible pfd.                              445,000       51,480,937
Harley-Davidson, Inc.                           500,000       29,812,500
                                                             ------------
                                                             101,918,437

PRINTING & PUBLISHING-1.4%
Donnelley (R.R.) & Sons
  Co.                                           420,000       14,857,500
Gannett Co., Inc.                               360,000       25,492,500
                                                             ------------
                                                              40,350,000

RESTAURANTS & LODGING-0.6%
Royal Caribbean Cruises,
  Ltd. 7.25% pfd. Series A                      147,000       16,886,625


5


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
RETAIL - FOOD & DRUG-0.8%
Kroger Co. (a)                                  405,300  $    22,012,856

RETAIL - GENERAL MERCHANDISE-4.7%
Dayton Hudson Corp.                             608,000       40,926,000
Saks, Inc. (a)                                2,093,500       59,272,219
Tommy Hilfiger Corp. (a)                        489,000       34,168,875
                                                             ------------
                                                             134,367,094

MISCELLANEOUS-0.9%
Newell Rubbermaid, Inc.                         540,000       25,616,250
                                                             ------------
                                                             438,487,525

TECHNOLOGY-13.3%
COMMUNICATION EQUIPMENT-1.7%
Northern Telecom, Ltd.                          138,300        9,430,331
Tellabs, Inc. (a)                               350,000       38,292,188
                                                             ------------
                                                              47,722,519

COMPUTER HARDWARE-0.7%
Compaq Computer Corp.                           904,300       20,177,194

COMPUTER PERIPHERALS-0.5%
Seagate Technology,
  Inc. (a)                                      496,000       13,826,000

COMPUTER SERVICES-4.1%
Computer Sciences Corp.                         462,000       27,517,875
Electronic Data Systems
  Corp.                                       1,100,300       59,141,125
First Data Corp.                                750,000       31,828,125
                                                             ------------
                                                             118,487,125

COMPUTER SOFTWARE-0.5%
Oracle Corp. (a)                                510,000       13,801,875

NETWORKING SOFTWARE-0.9%
Ascend Communications,
  Inc. (a)                                      260,000       25,106,250

SEMI-CONDUCTOR COMPONENTS-2.1%
Altera Corp. (a)                                546,300       39,538,462
Atmel Corp. (a)                               1,084,100       19,717,069
                                                             ------------
                                                              59,255,531

MISCELLANEOUS-2.8%
Sanmina Corp. (a)                               646,900       42,897,556
Solectron Corp. (a)                             760,200       36,869,700
                                                             ------------
                                                              79,767,256
                                                             ------------
                                                             378,143,750

ENERGY-11.6%
DOMESTIC INTEGRATED-5.1%
Atlantic Richfield Co.                          400,000       33,575,000
Kerr-McGee Corp. (a)                            573,400       24,297,825
USX-Marathon Group                            2,830,000       88,437,500
                                                             ------------
                                                             146,310,325

DOMESTIC PRODUCERS-2.3%
Apache Corp.                                    710,200       21,794,262
Murphy Oil Corp.                                242,000       11,358,875
Shell Transport & Trading
  Co. ADR
  (United Kingdom)                              660,000       29,988,750
Union Pacific Resources
  Group, Inc.                                   209,400        2,931,600
                                                             ------------
                                                              66,073,487

OIL SERVICE-3.7%
BJ Services Co. (a)                             940,000       25,145,000
Noble Drilling Corp. (a)                      2,969,400       58,274,475
Transocean Offshore, Inc.                       730,000       21,671,875
                                                             ------------
                                                             105,091,350

MISCELLANEOUS-0.5%
AES Corp. (a)                                   253,300       12,665,000
                                                             ------------
                                                             330,140,162


6


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
CONSUMER STAPLES-9.4%
BEVERAGES-2.1%
Coca-Cola Enterprises,
  Inc.                                        1,030,000  $    35,535,000
Pepsi Bottling Group, Inc.                    1,120,000       23,590,000
                                                             ------------
                                                              59,125,000

COSMETICS-0.5%
Avon Products, Inc.                             290,000       15,750,625

FOOD-1.5%
General Mills, Inc.                             168,000       12,285,000
Heinz (H.J.) Co.                                270,000       12,605,625
Tyson Foods, Inc. C1.A                          800,000       16,550,000
                                                             ------------
                                                              41,440,625

HOUSEHOLD PRODUCTS-1.8%
Procter & Gamble Co.                            550,000       51,596,875

TOBACCO-3.5%
Philip Morris Cos., Inc.                      1,407,250       49,341,703
RJR Nabisco Holdings
  Corp.                                       1,933,900       49,797,925
                                                             ------------
                                                              99,139,628
                                                             ------------
                                                             267,052,753

UTILITIES-8.7%
ELECTRIC & GAS UTILITY-5.0%
CMS Energy Corp.                                620,000       27,280,000
Consolidated Edison, Inc.                       890,300       40,453,006
FPL Group, Inc.                                 668,000       37,658,500
GPU, Inc.                                       530,000       20,206,250
Pinnacle West Capital
  Corp.                                         415,000       16,107,188
                                                             ------------
                                                             141,704,944

TELEPHONE UTILITY-3.7%
AT&T Corp.                                    1,351,923       68,272,111
MCI WorldCom, Inc. (a)                          451,950       37,130,517
                                                             ------------
                                                             105,402,628
                                                             ------------
                                                             247,107,572

HEALTH CARE-7.4%
DRUGS-3.7%
Bristol-Myers Squibb Co.                      1,656,000      105,259,500

MEDICAL SERVICES-3.7%
PacifiCare Health Systems,
  Inc. C1.B (a)                                 336,500       26,846,391
Tenet Healthcare Corp. (a)                    3,376,100       79,760,362
                                                             ------------
                                                             106,606,753
                                                             ------------
                                                             211,866,253

MULTI INDUSTRY COMPANIES-4.0%
Honeywell, Inc.                                 255,000       24,161,250
Tyco International, Ltd.                        850,000       69,062,500
U.S. Industries, Inc.                         1,069,200       19,847,025
                                                             ------------
                                                             113,070,775

CAPITAL GOODS-4.7%
MACHINERY-0.4%
Case Corp.                                      335,000       11,599,375

MISCELLANEOUS-3.1%
Allied-Signal, Inc.                             601,000       35,308,750
United Technologies
  Corp.                                         374,100       54,197,738
                                                             ------------
                                                              89,506,488

POLLUTION CONTROL-1.2%
Republic Services, Inc.
  C1.A (a)                                    1,656,000       34,051,500
                                                             ------------
                                                             135,157,363

BASIC INDUSTRY-0.8%
CHEMICALS-0.8%
Dow Chemical Co.                                180,000       23,613,750

TRANSPORTATION-0.8%
RAILROAD-0.8%
Union Pacific Capital Trust
  6.25%, 4/01/28
  Convertible pfd. (b)                          444,000       23,698,500

Total Common & Preferred Stocks
  (cost $2,170,560,444)                                    2,719,642,309


7


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
CONVERTIBLE BOND-0.5%
Genzyme Corp.
  5.25%, 6/01/05
  (cost $11,323,508)                            $10,900  $    12,793,875

SHORT-TERM INVESTMENTS-4.5%
COMMERCIAL PAPER-3.5%
Ford Motor Credit Corp.
  4.83%, 5/03/99                                 45,000       44,987,925
Prudential Funding Corp.
  4.62%, 5/04/99                                 25,000       24,990,375
  4.80%, 5/07/99                                 30,000       29,976,000

Total Commercial Paper
  (amortized cost
  $99,954,300)                                                99,954,300

TIME DEPOSIT-1.0%
State Street Cayman Islands
  4.50%, 5/03/99
  (amortized cost
  $28,379,000)                                   28,379       28,379,000

TOTAL INVESTMENTS-100.5%
  (cost $2,310,217,252)                                    2,860,769,484
Other assets less
  liabilities-(0.5%)                                         (13,280,029)

NET ASSETS-100%                                          $ 2,847,489,455


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1999, this security amounted to $23,698,500 or 0.8% of net assets.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $2,310,217,252)    $ 2,860,769,484
  Receivable for capital stock sold                                 23,225,877
  Receivable for investment securities sold                         10,135,397
  Dividends and interest receivable                                  3,115,320
  Other assets                                                         124,084
  Total assets                                                   2,897,370,162

LIABILITIES
  Payable for investment securities purchased                       44,551,619
  Payable for capital stock redeemed                                 1,803,363
  Distribution fee payable                                           1,407,816
  Advisory fee payable                                               1,026,610
  Accrued expenses and other liabilities                             1,091,299
  Total liabilities                                                 49,880,707

NET ASSETS                                                     $ 2,847,489,455

COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $     7,532,582
  Additional paid-in capital                                     2,193,103,528
  Distributions in excess of net investment income                  (2,543,491)
  Accumulated net realized gain on investments and foreign
    currency transactions                                           98,844,604
  Net unrealized appreciation of investments and other assets      550,552,232
                                                               $ 2,847,489,455

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($1,283,361,983/337,417,186 shares of capital stock
    issued and outstanding)                                              $3.80
  Sales charge--4.25% of public offering price                             .17
  Maximum offering price                                                 $3.97

  CLASS B SHARES
  Net asset value and offering price per share
    ($1,231,084,504/327,448,953 shares of capital stock
    issued and outstanding)                                              $3.76

  CLASS C SHARES
  Net asset value and offering price per share
    ($299,123,186/79,485,518 shares of capital stock
    issued and outstanding)                                              $3.76

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($33,919,782/8,906,522 shares of capital stock
    issued and outstanding)                                              $3.81


See notes to financial statements.


9


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $33,890)                                 $  18,822,182
  Interest                                          2,498,021    $  21,320,203

EXPENSES
  Advisory fee                                      5,368,312
  Distribution fee - Class A                        1,317,250
  Distribution fee - Class B                        4,711,791
  Distribution fee - Class C                        1,096,885
  Transfer agency                                   1,890,165
  Printing                                            264,598
  Registration                                        214,612
  Custodian                                           158,671
  Audit and legal                                      66,241
  Administrative                                       63,000
  Taxes                                                47,896
  Directors' fees                                      27,500
  Miscellaneous                                        79,428
  Total expenses                                                    15,306,349
  Net investment income                                              6,013,854

REALIZED AND UNREALIZED GAIN ON INVESTMENT
TRANSACTIONS
  Net realized gain on investments and foreign
    currency transactions                                          101,917,285
  Net change in unrealized appreciation of
    investments and other assets                                   373,691,749
  Net gain on investments                                          475,609,034

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 481,622,888


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                            SIX MONTHS ENDED     YEAR ENDED
                                             APRIL 30, 1999      OCTOBER 31,
                                               (UNAUDITED)          1998
                                            ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                      $     6,013,854   $    10,090,007
  Net realized gain on investment and
    foreign currency transactions                101,917,285       208,599,998
  Net change in unrealized appreciation of
    investments and other assets                 373,691,749       (20,404,838)
  Net increase in net assets from
    operations                                   481,622,888       198,285,167

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                       (4,130,909)      (11,056,910)
    Class B                                       (1,430,740)       (3,430,012)
    Class C                                         (329,589)         (790,836)
    Advisor Class                                   (122,616)          (59,998)
  Distributions in excess of net
    investment income
    Class A                                       (2,017,041)               -0-
    Class B                                         (698,602)               -0-
    Class C                                         (160,931)               -0-
    Advisor Class                                    (59,871)               -0-
  Net realized gain on investments
    Class A                                     (101,835,187)     (104,156,500)
    Class B                                      (83,069,507)      (62,542,206)
    Class C                                      (18,905,921)      (14,674,879)
    Advisor Class                                 (2,466,651)         (419,910)

CAPITAL STOCK TRANSACTIONS
  Net increase                                   602,125,725       624,116,466
  Total increase                                 868,521,048       625,270,382

NET ASSETS
  Beginning of year                            1,978,968,407     1,353,698,025
  End of period                              $ 2,847,489,455   $ 1,978,968,407


See notes to financial statements.


11


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent,


12


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $63,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,283,114 for the six months ended April 30, 1999.
For the six months ended April 30, 1999, the Fund's expenses were reduced by $100,262 under an expense offset arrangement with Alliance Fund Services.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $171,742 from the sale of Class A shares and $22,832, $910,116 and $31,866 contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 1999.

Brokerage commissions paid on investment transactions for the six months ended April 30, 1999 amounted to $2,229,824, of which $20,400 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $31,653,880 and $2,960,794 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,075,373,652 and $648,736,889, respectively, for the six months ended April 30, 1999. There were no purchases and sales of U.S. government and government agency obligations for the six months ended April 30, 1999.

At April 30, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $612,894,609 and gross unrealized depreciation of investments was $62,342,377 resulting in net unrealized appreciation of $550,552,232.


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended April 30, 1999, the Fund did not engage in any option transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                  ----------------------------  ------------------------------
                  SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED   YEAR ENDED
                   APRIL 30, 1999   OCTOBER 31,  APRIL 30, 1999    OCTOBER 31,
                     (UNAUDITED)       1998       (UNAUDITED)        1998
                   ------------    ------------  ---------------  -------------
CLASS A
Shares sold           91,565,592    98,222,812   $ 323,758,713   $ 334,903,712
Shares issued in
  reinvestment of
  dividends and
  distributions       27,610,972    29,831,349      89,956,864      93,523,259
Shares converted
  from Class B         3,248,504     8,647,040      13,281,632      29,353,090
Shares redeemed      (72,429,884)  (75,720,075)   (256,296,744)   (257,505,502)
Net increase          49,995,184    60,981,126   $ 170,700,465   $ 200,274,559

CLASS B
Shares sold          106,111,873   121,143,305   $ 371,882,959   $ 410,581,531
Shares issued in
  reinvestment of
  dividends and
  distributions       24,471,098    19,847,882      78,892,132      61,492,874
Shares converted
  to Class A          (3,784,612)   (8,725,071)    (13,281,632)    (29,353,090)
Shares redeemed      (30,630,139)  (33,250,320)   (106,836,818)   (109,755,296)
Net increase          96,168,220    99,015,796   $ 330,656,641   $ 332,966,019


14


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  -----------------------------
                  SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                   APRIL 30, 1999   OCTOBER 31,   APRIL 30, 1999   OCTOBER 31,
                      (UNAUDITED)      1998         (UNAUDITED)        1998
                    -------------  ------------   --------------  ------------
CLASS C
Shares sold           38,434,324    33,804,199    $135,008,376    $114,565,500
Shares issued in
  reinvestment of
  dividends and
  distributions        5,654,067     4,670,589      18,228,202      14,469,664
Shares redeemed      (17,252,823)  (16,673,562)    (60,476,215)    (55,675,053)
Net increase          26,835,568    21,801,226    $ 92,760,363    $ 73,360,111

ADVISOR CLASS
Shares sold            1,762,145     7,117,703    $  6,332,751    $ 22,635,129
Shares issued in
  reinvestment of
  dividends and
distributions            804,306       143,377       2,630,497         450,418
Shares redeemed         (276,052)   (1,567,478)       (954,992)     (5,569,770)
Net increase           2,290,399     5,693,602    $  8,008,256    $ 17,515,777


NOTEF: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 1999.


15


FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             APRIL 30,                   YEAR ENDED OCTOBER 31,
                                               1999      ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.44        $3.48        $3.00        $2.71        $2.35        $2.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)       .03(a)       .04(a)       .05          .02          .06
Net realized and unrealized gain (loss)
  of investment transactions                     .71          .43          .87          .50          .52         (.08)
Net increase (decrease) in net asset
  value from operations                          .73          .46          .91          .55          .54         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.04)        (.05)        (.05)        (.06)        (.06)
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.37)        (.50)        (.43)        (.26)        (.18)        (.24)
Net asset value, end of period                 $3.80        $3.44        $3.48        $3.00        $2.71        $2.35

TOTAL RETURN
Total investment return based on net
  asset value (b)                              23.08%       14.70%       33.28%       21.51%       24.21%        (.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $1,283,362     $988,965     $787,566     $553,151     $458,158     $414,386
Ratio of expenses to average net assets          .95%(c)      .93%(d)      .92%(d)      .97%        1.05%        1.03%
Ratio of net investment income to
  average net assets                             .91%(c)      .96%        1.39%        1.73%        1.88%        2.36%
Portfolio turnover rate                           29%          89%          88%          88%         142%          68%


See footnote summary on page 19.


16


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             APRIL 30,                  YEAR ENDED OCTOBER 31,
                                                1999     ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.41        $3.45        $2.99        $2.69        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  of investment transactions                     .71          .43          .85          .51          .49         (.08)
Net increase (decrease) in net asset
  value from operations                          .71          .44          .87          .54          .50         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)        (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.36)        (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of period                 $3.76        $3.41        $3.45        $2.99        $2.69        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.56%       14.07%       31.83%       21.20%       22.84%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $1,231,085     $787,730     $456,399     $235,263     $136,758     $102,546
Ratio of expenses to average net assets         1.73%(c)     1.72%(d)     1.72%(d)     1.78%        1.86%        1.85%
Ratio of net investment income to
  average net assets                             .14%(c)      .17%         .56%         .91%        1.05%        1.56%
Portfolio turnover rate                           29%          89%          88%          88%         142%          68%


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                             APRIL 30,                YEAR ENDED OCTOBER 31,
                                                1999      --------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.41        $3.45        $2.99        $2.70        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)      .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  on investment transactions                     .71          .43          .85          .50          .50         (.08)
Net increase (decrease) in net asset
  value from operations                          .71          .44          .87          .53          .51         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)        (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.35)        (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.36)        (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of period                 $3.76        $3.41        $3.45        $2.99        $2.70        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              22.56%       14.07%       31.83%       20.72%       23.30%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $299,123     $179,487     $106,526      $61,356      $35,835      $19,395
Ratio of expenses to average net assets         1.71%(c)     1.72%(d)     1.71%(d)     1.76%        1.84%        1.84%
Ratio of net investment income to
  average net assets                             .16%(c)      .18%         .58%         .93%        1.04%        1.61%
Portfolio turnover rate                           29%          89%          88%          88%         142%          68%


See footnote summary on page 19.


18


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                            ----------------------------------------------------
                                             SIX MONTHS
                                               ENDED                               OCTOBER 2,
                                            APRIL 30,     YEAR ENDED OCTOBER 31,   1996(E) TO
                                                1999      -----------------------  OCTOBER 31,
                                            (UNAUDITED)     1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period           $3.44        $3.48        $3.00        $2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)       .04(a)       .05(a)        -0-
Net realized and unrealized gain
  on investment transactions                     .72          .43          .87          .03
Net increase in net asset
  value from operations                          .74          .47          .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.05)        (.06)          -0-
Distributions from net realized gains           (.35)        (.46)        (.38)          -0-
Total dividends and distributions               (.37)        (.51)        (.44)          -0-
Net asset value, end of period                 $3.81        $3.44        $3.48        $3.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                              23.50%       14.96%       33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $33,920      $22,786       $3,207          $87
Ratio of expenses to average net assets          .71%(c)      .76%(d)      .71%(d)      .37%(c)
Ratio of net investment income to
  average net assets                            1.16%(c)     1.14%        1.42%        3.40%(c)
Portfolio turnover rate                           29%          89%          88%          88%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the transfer agent. For the periods shown below the net expense ratios were as follows:

                              YEAR ENDED OCTOBER 31,
                              ----------------------
                              1998              1997
                              -----            -----
  Class A                      .92%           .91%
  Class B                     1.71%          1.71%
  Class C                     1.71%          1.70%
  Advisor Class                .75%           .70%


(e)  Commencement of distribution.


19


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL C. RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
FRANK CARUSO, VICE PRESIDENT
JOEL SWANSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798


(1)  Member of the Audit Committee.


20


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


21



ALLIANCE GROWTH AND INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHSR